Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 107,863,303.94
Total Fee Amount	14,895.92
Total Offset Amount	0
Net Fee	$ 14,895.92
Offset Table N/A	N/A